Payroll, staff and employee benefits obligations - Actuarial assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	2.68%	2.48%	2.60%
Inflation rate (as a percent)	2.44%	2.40%	2.41%
Pension benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.72%	1.71%	1.69%
Inflation rate (as a percent)	1.50%	1.50%	1.50%
Pension benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.00%	3.75%	4.00%
Inflation rate (as a percent)	2.50%	2.50%	2.50%
Pension benefits | United Kingdom
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.00%	2.50%	2.75%
Inflation rate (as a percent)	3.50%	3.50%	3.50%
Other benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	2.56%	2.52%	2.51%
Other benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.87%	1.93%	1.85%
Other benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.00%	3.75%	4.00%